[LETTERHEAD OF SUTHERLAND ASBILL & BRENNAN LLP]

March 23, 2012

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Full Circle Capital Corporation – Form N-2 Registration Statement

Dear Sir/Madam:

On behalf of Full Circle Capital Corporation (the “Company”), we are transmitting herewith for filing under the Securities Act of 1933, as amended, the Company’s registration statement on Form N-2 (the “Registration Statement ”).

If you have any questions or comments regarding the Registration Statement, please do not hesitate to contact the undersigned at (202) 383-0176 or John J. Mahon at (202) 383-0515.

Sincerely,

/s/ Steven B. Boehm

Steven B. Boehm